Equity (Tables)	6 Months Ended
Apr. 30, 2019
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Summary of Classes of Share Capital

The following table summarizes the shares issued and outstanding, and treasury shares held as at April 30, 2019 and October 31, 2018.

Common and Preferred Shares Issued and Outstanding and Treasury Shares Held
(millions of shares and millions of Canadian dollars)	April 30, 2019		October 31, 2018
	Number of shares	Amount	Number of shares	Amount
Common Shares
Balance as at beginning of year	1,830.4	$21,221	1,842.5	$20,931
Proceeds from shares issued on exercise of stock options	1.0	52	2.9	152
Shares issued as a result of dividend reinvestment plan	2.7	197	5.0	366
Shares issued in connection with acquisitions[1]	5.0	366	–	–

Purchase of shares for cancellation and other	(10.0)	(118)	(20.0)	(228)
Balance as at end of period – common shares	1,829.1	$21,718	1,830.4	$21,221
Preferred Shares – Class A
Balance as at beginning of year	200.0	$5,000	190.0	$4,750
Shares issued[2]	14.0	350	30.0	750

Shares redeemed	–	–	(20.0)	(500)
Balance as at end of period – preferred shares	214.0	$5,350	200.0	$5,000
Treasury shares – common[3]
Balance as at beginning of year	2.1	$(144)	2.9	$(176)
Purchase of shares	71.5	(5,198)	110.6	(8,295)

Sale of shares	(72.9)	5,293	(111.4)	8,327
Balance as at end of period – treasury shares – common	0.7	$(49)	2.1	$(144)
Treasury shares – preferred[3]
Balance as at beginning of year	0.3	$(7)	0.3	$(7)
Purchase of shares	3.0	(69)	5.2	(129)

Sale of shares	(3.0)	70	(5.2)	129
Balance as at end of period – treasury shares – preferred	0.3	$(6)	0.3	$(7)

[1]

Includes 4.7 million shares issued for $342 million that form part of the consideration paid for Greystone, as well as 0.3 million shares issued for $24 million as share-based compensation to replace share-based payment awards of Greystone. Refer to Note 8 for a discussion on the acquisition of Greystone.

[2]

Non-Cumulative 5-Year Rate Reset Preferred Shares (non-viability contingent capital (NVCC)), Series 22 (the "Series 22 Shares") issued by the Bank on January 28, 2019, at a price of $25 per share, with quarterly non-cumulative cash dividends on these shares, if declared, payable at a per annum rate of 5.20% for the initial period ending April 30, 2024. Thereafter, the dividend rate will reset every five years equal to the then five-year Government of Canada bond yield plus 3.27%. Holders of these shares will have the right to convert their shares into non-cumulative NVCC Floating Rate Preferred Shares, Series 23, subject to certain conditions, on April 30, 2024, and on April 30 every five years thereafter. Holders of the Series 23 Shares will be entitled to receive quarterly floating rate dividends, if declared, at a rate equal to the three-month Government of Canada Treasury Bill yield plus 3.27%. The Series 22 Shares are redeemable by the Bank, subject to regulatory consent, at $25 per share on April 30, 2024, and on April 30 every five years thereafter.

[3]	When the Bank purchases its own shares as part of its trading business, they are classified as treasury shares and the cost of these shares is recorded as a reduction in equity.